Note 18 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventory components [text block]
	2019	2018

Finished goods	2,080.7	1,688.0
Work in progress	450.8	339.5
Raw material and consumables	2,637.4	2,624.3
Spare parts and other	602.6	597.0
Prepayments	328.3	304.4
Impairment losses	(121.2)	(151.4)
	5,978.6	5,401.8